20. INCOME TAXES: Schedule of Unrecognized temporary differences (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Unrecognized temporary differences, Property and equipment	$ 207,000	$ 102,000
Unrecognized temporary differences, Non-capital loss carry forward	17,274,000	5,693,000
Unrecognized temporary differences, Capital loss carry forward	1,853,000	0
Unrecognized temporary differences, Unamortized share issuance cost	3,200,000	449,000
Unrecognized temporary differences, Total	$ 22,534,000	$ 6,244,000